Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Statements of Comprehensive Income [Line Items]
General and administrative expenses	$ (30,595,509)	$ (31,852,179)	$ (25,120,010)
Share of profit in subsidiaries, net (Note a)	(12,372,138)	(6,023,143)	(2,004,090)
Other income	858,058	1,237,678	1,251,465
Other expense	(1,550,879)	(935,988)	(556,415)
Net loss	(13,181,359)	(7,049,734)	(2,329,965)
Comprehensive loss	(12,234,624)	(5,161,503)	(2,202,696)
Parent Company [Member]
Schedule of Condensed Statements of Comprehensive Income [Line Items]
General and administrative expenses	(2,659,093)	(3,138,420)	(3,325,805)
Share of profit in subsidiaries, net (Note a)	(10,513,638)	(4,220,986)	428,620
Other income		413,038	567,220
Other expense	(8,628)	(103,366)
Loss before income tax	(13,181,359)	(7,049,734)	(2,329,965)
Net loss	(13,181,359)	(7,049,734)	(2,329,965)
Foreign currency translation gain (loss)	601,628	1,250,395	(355,308)
Comprehensive loss	$ (12,579,731)	$ (5,799,339)	$ (2,685,273)